Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized		65,423,901	39,135,778
Temporary equity, shares issued	0	65,423,901	39,135,778
Temporary equity, shares outstanding	0	65,423,901	39,135,778
Temporary equity, liquidation preference	$ 0	$ 146,460	$ 66,460
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	104,000,000	60,000,000
Common stock, shares issued	31,297,423	3,411,516	3,367,742
Common stock, shares outstanding	31,297,423	3,411,516	3,367,742